Loss per share (Details 3)	3 Months Ended		6 Months Ended				12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 ₩ / shares	Jun. 30, 2026 $ / shares	Jun. 30, 2026 ₩ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 ₩ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2025 ₩ / shares	Dec. 31, 2024 ₩ / shares
Entity Information [Line Items]
Basic losses per share | (per share)	$ (0.60)	₩ (0.60)	$ 0.01	₩ 0.01	$ 0.01	₩ 0.01	$ (0.14)	₩ (0.14)
CubeBio Co., Ltd. [Member]
Entity Information [Line Items]
Basic losses per share				₩ (61)		₩ (70)		₩ (126)	₩ (178)